NOTES PAYABLE (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term notes payable, including related parties	$ 133,000	$ 96,000	$ 1,026,000,000
Dr. Imhoff
Short-term notes payable, including related parties	65,000	0
Dr. Cartwright
Short-term notes payable, including related parties	37,000	46,000
Series F Convertible Preferred Shares
Short-term notes payable, including related parties		5,000
Series F-2 Convertible Preferred Shares
Short-term notes payable, including related parties	13,000
Premium Finance (Insurance)
Short-term notes payable, including related parties	$ 83,000	$ 45,000